Leases	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Leases	LEASES
The Company leases land, buildings, cars and certain equipment (including IT equipment) which have remaining lease terms between less than one year and 49 years.
Operating and finance leases consisted of the following:

	December 31, 2024	December 31, 2023
Right-of-use assets
Operating leases	251	278
Finance leases	61	61
Total right-of-use assets	312	339
Lease liabilities
Current	70	68
Operating leases	54	58
Finance leases	16	10
Non-current	210	243
Operating leases	160	188
Finance leases	50	55
Total lease liabilities	280	311

Maturities of lease liabilities are as follows:

	Operating Leases	Finance Leases	December 31, 2024
2025	61	18	79
2026	44	6	50
2027	30	27	57
2028	24	2	26
2029	19	2	21
Thereafter	85	26	111
Total future undiscounted cash outflows	263	81	344
Effect of discounting	(49)	(15)	(64)
Total lease liabilities	214	66	280
Operating and finance lease terms and discount rates are as follows:

	December 31, 2024	December 31, 2023
Weighted average remaining lease term (in years) – operating leases	8.59	8.94
Weighted average remaining lease term (in years) – finance leases	8.29	10.32
Weighted average discount rate – operating lease	3.83%	3.61%
Weighted average discount rate – finance lease	3.78%	3.82%
Operating, finance and short-term lease cost and cash paid are as follows:

	2024	2023
Operating lease cost	75	71
Finance lease cost
Amortization of right-of-use assets	5	5
Interest	3	3
Short-term lease cost	14	5
Operating lease cash paid	76	74
Finance lease cash paid	7	4

Non-cash additions to right-of-use assets obtained in exchange for new lease liabilities are as follows:

	2024	2023
Operating leases	47	114
Finance leases	9	8